Commitments and Contingencies - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Commitments And Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 315,000	¥ 443,000
Carrying amounts of derivatives that are deemed to guarantees	285,000	416,000
Allowance for credit losses on off-balance-sheet instruments	6,581	(14,819)	¥ 18,007
Other Liabilities
Commitments And Contingencies Disclosure [Line Items]
Allowance for credit losses on off-balance-sheet instruments	¥ 78,000	¥ 71,000